UNITED STATES
SECURITES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.): [  ] is a restatement
                                  [  ] adds new holdings entries.
Institutional Investment Manage Filing this Report:

Name:     Pier Capital, LLC.
Address:  One Stamford Plaza, 10th Floor
          263 Tresser Blvd.
          Stamford, CT 06901
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Veronica Gallardo
Title:  Chief Compliance Officer
Phone:  203-425-1440
Signature, Place, and Date
Veronica Gallardo, Stamford, CT, February 10, 2005

Report type (Check only one):
[ ]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[X]  13F COMBINATION REPORT


List of Other Managers Reporting for this Manger:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

FORM 13F SUMMARY PAGE
REPORT SUMMARY:
Number of other included Managers: 0
Form 13F Information Table Entry Total: 126
Form 13F Information Table Value Total: $660,374 thousands

List of Other Included Managers:
01 SEB Asset Management America Inc.
02 Hillswick Asset Management, LLC.
03


FORM 13F INFORMATION TABLE
	Title		Value	Shares/	SH/	Investment	Other		Voting
Name of Issuer	of Class	  Cusip	(x $1000)	PRN AMT	PRN	Discretion	Managers	Authority
Advance Auto Parts	COM	00751Y106	4,425 	101,300 	SH	sole	01	02	NONE
Arch Coal Inc	COM	039380100	302 	8,500 	SH	sole	01	02	NONE
Acxiom Corp	COM	005125109	4,802 	182,600 	SH	sole	01	02	NONE
Autodesk Inc	COM	052769106	4,744 	125,000 	SH	sole	01	02	NONE
Affiliated Managers Group	COM	008252108	6,916 	102,090 	SH	sole	01	02	NONE
Ameritrade Holding Corp	COM	03074K100	4,789 	336,800 	SH	sole	01	02	NONE
Abercrombie & Fitch Co-CL A	COM	002896207	5,349 	113,930 	SH	sole	01	02	NONE
Anteon International Corp	COM	03674E108	9,069 	216,660 	SH	sole	01	02	NONE
Applebee's Intl Inc	COM	037899101	3,546 	134,050 	SH	sole	01	02	NONE
Arbinet Thexchange Inc	COM	03875P100	4,130 	166,329 	SH	sole	01	02	NONE
American Science & Engineering	COM	029429107	6,722 	163,120 	SH	sole	01	02	NONE
Audiocodes Ltd	COM	M15342104	8,230 	495,480 	SH	sole	01	02	NONE
Avaya Inc	COM	053499109	4,945 	287,500 	SH	sole	01	02	NONE
Bed Bath & Beyond Inc	COM	075896100	4,059 	101,900 	SH	sole	01	02	NONE
Best Buy Co Inc	COM	086516101	4,641 	78,100 	SH	sole	01	02	NONE
Celebrate Express Inc	COM	15100A104	6,530 	343,710 	SH	sole	01	02	NONE
Bright Horizons Family Solutio	COM	109195107	4,154 	64,140 	SH	sole	01	02	NONE
Bucyrus International Inc-A	COM	118759109	4,708 	115,840 	SH	sole	01	02	NONE
Cabela's Inc-CL A	COM	126804301	3,429 	150,790 	SH	sole	01	02	NONE
Cheesecake Factory (The)	COM	163072101	4,726 	145,550 	SH	sole	01	02	NONE
CB Richard Ellis Group Inc-A	COM	12497T101	10,612 	316,300 	SH	sole	01	02	NONE
Champion Enterprises Inc	COM	158496109	9,397 	795,020 	SH	sole	01	02	NONE
Check Point Software Tech	COM	M22465104	4,480 	181,900 	SH	sole	01	02	NONE
Computer Learning Centers	COM	205199102	0 	295 	SH	sole	01	02	NONE
Candela Corp	COM	136907102	3,228 	284,150 	SH	sole	01	02	NONE
Centene Corp	COM	15135B101	6,720 	237,020 	SH	sole	01	02	NONE
Coach Inc	COM	189754104	7,591 	134,600 	SH	sole	01	02	NONE
Cooper Cos Inc	COM	216648402	5,330 	75,500 	SH	sole	01	02	NONE
Progress Energy Inc-CVO	COM	743263AA3	0 	15,300 	SH	sole	01	02	NONE
Copart Inc	COM	217204106	4,553 	173,000 	SH	sole	01	02	NONE
Carter's Inc	COM	146229109	8,450 	248,610 	SH	sole	01	02	NONE
Charles River Laboratories	COM	159864107	2,557 	55,572 	SH	sole	01	02	NONE
CTI Molecular Imaging Inc	COM	22943D105	5,451 	384,150 	SH	sole	01	02	NONE
Ctrip.com International-ADR	COM	22943F100	3,914 	85,060 	SH	sole	01	02	NONE
Cognizant Tech Solutions Crp	COM	192446102	14,765 	348,800 	SH	sole	01	02	NONE
Commercial Vehicle Group Inc	COM	202608105	5,156 	236,200 	SH	sole	01	02	NONE
Cytyc Corporation	COM	232946103	4,356 	158,000 	SH	sole	01	02	NONE
Diebold Inc	COM	253651103	4,642 	83,300 	SH	sole	01	02	NONE
Direct General Corp	COM	25456W204	4,993 	155,548 	SH	sole	01	02	NONE
Digital River Inc	COM	25388B104	3,917 	94,130 	SH	sole	01	02	NONE
Digitas Inc	COM	25388K104	0 	50 	SH	sole	01	02	NONE
EGL Inc	COM	268484102	4,440 	148,530 	SH	sole	01	02	NONE
Ecolab Inc	COM	278865100	4,532 	129,000 	SH	sole	01	02	NONE
Educate Inc	COM	28138P100	6,155 	464,860 	SH	sole	01	02	NONE
Estee Lauder Companies-CL A	COM	518439104	4,604 	100,600 	SH	sole	01	02	NONE
Edge Petroleum Corp	COM	279862106	1,981 	135,880 	SH	sole	01	02	NONE
Equinix Inc	COM	29444U502	3,908 	91,428 	SH	sole	01	02	NONE
Electronic Arts Inc	COM	285512109	4,108 	66,600 	SH	sole	01	02	NONE
East West Bancorp Inc	COM	27579R104	3,906 	93,100 	SH	sole	01	02	NONE
Fastenal Co	COM	311900104	4,303 	69,900 	SH	sole	01	02	NONE
F5 Networks Inc	COM	315616102	3,815 	78,300 	SH	sole	01	02	NONE
Foxhollow Technologies In	COM	35166A103	5,513 	224,200 	SH	sole	01	02	NONE
Manning (Greg) Auctions Inc	COM	563823103	918 	74,181 	SH	sole	01	02	NONE
Garmin Ltd	COM	G37260109	4,837 	79,500 	SH	sole	01	02	NONE
Guitar Center Inc	COM	402040109	7,780 	147,650 	SH	sole	01	02	NONE
Getty Images Inc	COM	374276103	4,868 	70,700 	SH	sole	01	02	NONE
Hologic Inc	COM	436440101	4,972 	181,000 	SH	sole	01	02	NONE
Harris Interactive Inc	COM	414549105	4,783 	605,410 	SH	sole	01	02	NONE
Interline Brands Inc	COM	458743101	4,535 	257,830 	SH	sole	01	02	NONE
Intralase Corp	COM	461169104	2,643 	112,550 	SH	sole	01	02	NONE
Inamed Corp	COM	453235103	4,827 	76,320 	SH	sole	01	02	NONE
IPayment Inc	COM	46262E105	4,119 	83,173 	SH	sole	01	02	NONE
Intuitive Surgical Inc	COM	46120E602	10,896 	272,260 	SH	sole	01	02	NONE
Jakks Pacific Inc	COM	47012E106	5,779 	261,365 	SH	sole	01	02	NONE
Joy Global Inc	COM	481165108	18,228 	419,700 	SH	sole	01	02	NONE
Kinetic Concepts Inc	COM	49460W208	5,570 	73,000 	SH	sole	01	02	NONE
Kohls Corp	COM	500255104	3,978 	80,900 	SH	sole	01	02	NONE
Kerzner International Ltd	COM	P6065Y107	6,128 	102,050 	SH	sole	01	02	NONE
China Life Insurance Co-ADR	COM	16939P106	2,284 	86,400 	SH	sole	01	02	NONE
Laserscope	COM	518081104	11,282 	314,182 	SH	sole	01	02	NONE
Life Time Fitness Inc	COM	53217R207	10,118 	390,970 	SH	sole	01	02	NONE
Lyondell Chemical Company	COM	552078107	9,100 	314,666 	SH	sole	01	02	NONE
Mercantile Bank Corp	COM	587376104	5,633 	142,603 	SH	sole	01	02	NONE
Moody's Corp	COM	615369105	4,403 	50,700 	SH	sole	01	02	NONE
MIPS Technologies Inc	COM	604567107	4,573 	464,240 	SH	sole	01	02	NONE
MatrixOne Inc	COM	57685P304	3,373 	515,030 	SH	sole	01	02	NONE
MSC Industrial Direct Co-A	COM	553530106	4,233 	117,640 	SH	sole	01	02	NONE
Microstrategy Inc-CL A	COM	594972408	10,256 	170,230 	SH	sole	01	02	NONE
Netmanage Inc	COM	641144308	231 	35,859 	SH	sole	01	02	NONE
Niku Corp	COM	654113703	5,681 	282,070 	SH	sole	01	02	NONE
Ness Technologies Inc	COM	64104X108	9,192 	617,730 	SH	sole	01	02	NONE
Nvidia Corp	COM	67066G104	6,281 	266,600 	SH	sole	01	02	NONE
Omnicell Inc	COM	68213N109	421 	38,250 	SH	sole	01	02	NONE
OSI Pharmaceuticals Inc	COM	671040103	5,082 	67,900 	SH	sole	01	02	NONE
PF Chang's China Bistro Inc	COM	69333Y108	14,586 	258,840 	SH	sole	01	02	NONE
Performance Food Group Co	COM	713755106	1 	50 	SH	sole	01	02	NONE
Pacificare Health Systems Inc	COM	695112102	4,855 	85,900 	SH	sole	01	02	NONE
Palomar Medical Technologies	COM	697529303	2,551 	97,859 	SH	sole	01	02	NONE
Polyone Corporation	COM	73179P106	4,567 	504,050 	SH	sole	01	02	NONE
Pharmaceutical Product Devel	COM	717124101	4,873 	118,030 	SH	sole	01	02	NONE
Primus Guaranty Ltd	COM	G72457107	4,657 	284,160 	SH	sole	01	02	NONE
Providence Service Corp	COM	743815102	5,182 	246,990 	SH	sole	01	02	NONE
Psychiatric Solutions Inc.	COM	74439H108	5,116 	139,930 	SH	sole	01	02	NONE
Pixelworks Inc	COM	72581M107	4,139 	365,000 	SH	sole	01	02	NONE
QC Holdings Inc	COM	74729T101	4,947 	258,170 	SH	sole	01	02	NONE
Quality Distribution Inc	COM	74756M102	2,412 	285,488 	SH	sole	01	02	NONE
RecordLab Corporation	COM	75626L109	0 	2,744 	SH	sole	01	02	NONE
Satyam Computer Services ADR	COM	804098101	615 	25,500 	SH	sole	01	02	NONE
Signature Bank 	COM	82669g104	4,783 	147,820 	SH	sole	01	02	NONE
Safenet Inc	COM	78645R107	4,944 	134,560 	SH	sole	01	02	NONE
Shopping.com Ltd	COM	M8405Q102	4,596 	162,690 	SH	sole	01	02	NONE
SINA Corp	COM	G81477104	6,034 	188,200 	SH	sole	01	02	NONE
Spinnaker Exploration Co	COM	84855W109	4,481 	127,770 	SH	sole	01	02	NONE
Symmetry Medical Inc	COM	871546206	8,983 	426,740 	SH	sole	01	02	NONE
Greenfield Online	COM	395150105	4,973 	226,169 	SH	sole	01	02	NONE
Argon ST Inc	COM	040149106	5,060 	143,050 	SH	sole	01	02	NONE
Tractor Supply Company	COM	892356106	13,243 	355,892 	SH	sole	01	02	NONE
Therma-Wave Inc	COM	88343A108	767 	221,730 	SH	sole	01	02	NONE
Tower Group Inc	COM	891777104	5,381 	448,419 	SH	sole	01	02	NONE
Texas Roadhouse Inc - Class A	COM	882681109	7,635 	258,370 	SH	sole	01	02	NONE
Ulticom Inc	COM	903844108	908 	56,660 	SH	sole	01	02	NONE
United Natural Foods Inc	COM	911163103	3,014 	96,900 	SH	sole	01	02	NONE
Ultra Petroleum Corp	COM	903914109	3,822 	79,400 	SH	sole	01	02	NONE
Urban Outfitters Inc	COM	917047102	5,772 	130,000 	SH	sole	01	02	NONE
Ventana Medical Systems	COM	92276H106	4,913 	76,770 	SH	sole	01	02	NONE
Verint Systems Inc.	COM	92343X100	9,037 	248,740 	SH	sole	01	02	NONE
VeriSign Inc	COM	92343E102	4,731 	140,800 	SH	sole	01	02	NONE
Ventiv Health Inc	COM	922793104	4,935 	242,845 	SH	sole	01	02	NONE
Waters Corp	COM	941848103	4,333 	92,600 	SH	sole	01	02	NONE
WellCare Health Plans Inc	COM	94946T106	17,089 	525,830 	SH	sole	01	02	NONE
Whole Foods Market Inc	COM	966837106	5,034 	52,800 	SH	sole	01	02	NONE
Great Wolf Resorts Inc	COM	391523107	4,664 	208,780 	SH	sole	01	02	NONE
Williams-Sonoma Inc	COM	969904101	4,289 	122,400 	SH	sole	01	02	NONE
Wintrust Financial Corp	COM	97650W108	4,759 	83,550 	SH	sole	01	02	NONE
Wolverine World Wide Inc	COM	978097103	4,234 	134,760 	SH	sole	01	02	NONE
Zilog Inc	COM	989524301	4,863 	607,884 	SH	sole	01	02	NONE
